SIGNIFICANT ACCOUNTING POLICIES - Schedule of Balance of and Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance Recoverable		$ (1,896)
Net liability for future policy benefits, after reinsurance recoverable		6,574
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(356)
Effect of Remeasurement of Liability at Current Single A Rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		1,485
Corporate and Other | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	$ (111)
Protection Solutions PFBL | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	550
PDR | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	(230)
Rider Reserves and Term Reinsurance | No Effect Of Application Of Accounting Standards Update 2018-12
Liability for Future Policy Benefit, Activity [Line Items]
Net liability for future policy benefits, after reinsurance recoverable	$ (24)
Term | Protection Solutions
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance Recoverable		(59)
Net liability for future policy benefits, after reinsurance recoverable		1,924
Term | Protection Solutions | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		0
Term | Protection Solutions | Effect of Remeasurement of Liability at Current Single A Rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		560
Payout - Legacy | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance Recoverable		0
Net liability for future policy benefits, after reinsurance recoverable		3,407
Payout - Legacy | Individual Retirement | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(171)
Payout - Legacy | Individual Retirement | Effect of Remeasurement of Liability at Current Single A Rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		531
Group Pension | Corporate and Other
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance Recoverable		0
Net liability for future policy benefits, after reinsurance recoverable		780
Group Pension | Corporate and Other | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(85)
Group Pension | Corporate and Other | Effect of Remeasurement of Liability at Current Single A Rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		94
Health | Corporate and Other
Liability for Future Policy Benefit, Activity [Line Items]
Less: Reinsurance Recoverable		(1,837)
Net liability for future policy benefits, after reinsurance recoverable		463
Health | Corporate and Other | Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		(100)
Health | Corporate and Other | Effect of Remeasurement of Liability at Current Single A Rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions		$ 300